Label	Element	Value
Causeway International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAUSEWAY INTERNATIONAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table shows the fees and expenses that you pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement through January 31, 2025 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in companies both in developed markets — excluding the United States (the “international value portfolio”) — and in emerging markets (the “emerging markets portfolio”). The Investment Adviser allocates substantially all of the Fund’s assets between the international value portfolio and the emerging markets portfolio using a proprietary asset allocation model. Normally, the Fund will invest in companies in at least ten foreign countries.
International Value Portfolio: The international value portfolio consists primarily of common stocks of companies in developed countries outside the U.S. Normally, the majority of this portfolio invests in companies that pay dividends or repurchase their shares. The international value portfolio may also invest in companies in emerging (less developed) markets.
When investing the international value portfolio, the Investment Adviser follows a value style, performing fundamental research supplemented by quantitative analysis. Beginning with a universe of all publicly listed companies throughout the non-U.S. developed and emerging markets, the Investment Adviser applies market capitalization and liquidity thresholds to reduce investment candidates to approximately 2,000 equity securities. The Investment Adviser uses quantitative valuation screens to further narrow the potential investment candidates. The Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. This process results in risk-adjusted return forecasts for a closely followed group of potential investment candidates. Using a value style means that the Investment Adviser buys stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound.
The Investment Adviser considers whether a company has each of the following value characteristics in purchasing or selling securities for the international value portfolio:
•	Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
•	High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
•	Low price-to-book value ratio (stock price divided by book value per share) relative to the market
•	Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market
•	Financial strength
Generally, price-to-earnings ratio and yield are the most important factors.
The international value portfolio may invest in companies of any market capitalization, and is not required to invest a minimum amount and is not limited to investing a maximum amount in companies in any particular country.
Emerging Markets Portfolio: The emerging markets portfolio is normally invested in equity securities of companies in emerging (less developed) markets and other investments that are tied economically to emerging markets. Generally, these investments include common stock, preferred and preference stock, depositary receipts, and exchange-traded funds that invest in emerging markets.
The Investment Adviser uses a quantitative investment approach to purchase and sell investments for the emerging markets portfolio. To select securities, the Investment Adviser’s proprietary computer model analyzes “stock-specific” factors relating to valuation, growth, technical indicators, and competitive strength, and “top-down” factors relating to macroeconomics, currency, and country-sector aggregate. Currently, the valuation factor category receives the highest overall weight in the model and stock-specific factors comprise approximately 75% of the score for a company. For each stock, the relative weight assigned to each stock-specific factor differs depending on its classification (for example, value, growth, momentum, capitalization or other classifications). The relative weights of these stock-specific factors are sometimes referred to as “contextual weights.” Factors and their weightings may change over time as the model is revised and updated, or if the classification of a stock changes. In addition to its quantitative research, the Investment Adviser’s fundamental research analysts review certain of the quantitative outputs to attempt to identify and address special issues, such as mergers and acquisitions or management changes, that may not be captured by the quantitative model.
If the emerging markets portfolio invests in a country, the percentage of the emerging markets portfolio’s total assets attributable to that country is not expected to be greater than the weight of that country in the MSCI Emerging Markets Index (Net) (the “EM Index”) plus 5 percentage points, or less than the weight of that country in the EM Index minus 5 percentage points. In addition, at the discretion of the Investment Adviser, up to 10% of the emerging markets portfolio may be invested in companies in less developed emerging markets not included in the EM Index, such as countries included in the MSCI Frontier Markets Index and countries with similar economic characteristics. The emerging markets portfolio generally invests in companies with market capitalizations of US $500 million or greater at the time of investment and may invest in a wide range of industries.
Asset Allocation Methodology: The Investment Adviser uses quantitative signals from systems developed and managed by its quantitative portfolio managers and qualitative input from its fundamental portfolio managers to determine the allocation of assets between the international value portfolio and the emerging markets portfolio. Quantitative signals are generated by a proprietary asset allocation model designed by the quantitative portfolio managers to indicate when allocations to emerging markets should increase or decrease relative to the Fund’s benchmark, the MSCI ACWI ex USA Index (Net) (“ACWI ex USA Index”). The model currently analyzes factors in five categories: valuation, earnings growth, financial strength, macroeconomics, and risk aversion. The Investment Adviser’s fundamental portfolio managers evaluate these quantitative signals in light of fundamental analysis and the portfolio managers, as a team, determine the allocation between the international value portfolio and the emerging markets portfolio. The allocation is reassessed by the quantitative model daily and adjusted periodically when deemed appropriate by the investment team.
The Fund considers a country to be an emerging market if the country is included in the EM Index. The percentage of the Fund’s total assets in emerging markets investments is not expected to be greater than the weight of emerging markets in the ACWI ex USA Index multiplied by two, and can be as low as zero. As of December 31, 2023, the emerging markets portion of the ACWI ex USA Index was 28.1%.

Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year, five and ten years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year, five and ten years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best quarter was 23.32% (12/31/2020) and the worst quarter was -30.74% (3/31/2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective the date of this Prospectus, the Fund’s benchmark changed from the MSCI ACWI ex USA Index (Gross) to the MSCI ACWI ex USA Index (Net). The MSCI ACWI ex USA Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2023:
Causeway International Opportunities Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the Fund’s investments goes down, you may lose money.
Causeway International Opportunities Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Causeway International Opportunities Fund | Market and Selection Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market in which the Fund invests is falling, and it is possible that such changes will be sharp and unpredictable. Global economies are increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, war, conflicts, natural disasters, pandemics, epidemics, inflation/deflation and social unrest) in one country or region might adversely impact a different country or region. Also, the Investment Adviser may select securities that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s investments goes down, you may lose money. We cannot guarantee that the Fund will achieve its investment objective.

Causeway International Opportunities Fund | Allocation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Allocation Risk. The Investment Adviser uses a proprietary, quantitative, asset allocation model to determine allocations between developed and emerging markets. This subjects the Fund to the risk of relative underperformance if emerging markets exposure is relatively high when emerging markets underperform developed markets or if emerging markets exposure is relatively low when emerging markets outperform developed markets. No assurance can be given that the Investment Adviser’s asset allocation decisions will avoid underperformance or losses.

Causeway International Opportunities Fund | Foreign and Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign and Emerging Markets Risk. In addition, because the Fund invests most of its assets in foreign securities, including common stock, preferred and preference stocks, depositary receipts, and exchange-traded funds that invest in foreign securities, the Fund is subject to further risks. For example, the value of the Fund may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund invests in securities denominated in foreign currencies, the Fund’s shares may go down in value depending on foreign exchange rates. Other risks include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments, as the extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging markets can be less than in more developed foreign markets. These risks are further heightened for investments in frontier markets.

Causeway International Opportunities Fund | Value Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Value Stock Risk. Value stocks are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. The value discipline used for the international value portfolio sometimes prevents or limits investments in stocks that are in the MSCI EAFE Index (Net), the benchmark for this portfolio of the Fund. Accordingly, the return of the Fund’s investment in the international value portfolio will not necessarily be similar to the return of the MSCI EAFE Index (Net).

Causeway International Opportunities Fund | Dividend Paying Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected.

Causeway International Opportunities Fund | Quantitative Analysis Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Quantitative Analysis Risk. Data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies. The Investment Adviser will use quantitative techniques to generate investment decisions and its analysis and stock selection can be adversely affected if it relies on erroneous or outdated data. Any errors in the Investment Adviser’s quantitative methods may adversely affect the Fund’s performance. In addition, securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight assigned to a stock-specific factor for a stock or the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weight assigned to a stock-specific factor for a stock or the weight placed on each factor may not predict a security’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model.

Causeway International Opportunities Fund | Small and Medium Cap Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Small and Medium Cap Risk. Some of the Fund’s investments may be in smaller and medium capitalization companies. The values of securities of smaller and medium capitalization companies, which may be less well-known companies, can be more sensitive to, and react differently to, company, political, market, and economic developments than the market as a whole and other types of securities. Smaller and medium capitalization companies can have more limited product lines, markets, growth prospects, depth of management, and financial resources, and these companies may have shorter operating histories and less access to financing, adding additional risk. Smaller and medium capitalization companies in countries with less-liquid currencies may have additional difficulties in financing and conducting their businesses. Further, smaller and medium capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that are floating rate. Because of these and other risks, securities of smaller and medium capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. During some periods, securities of smaller and medium capitalization companies, as asset classes, have underperformed the securities of larger capitalization companies.

Causeway International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Transaction Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	$ 97
3 Years	rr_ExpenseExampleYear03	318
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	$ 1,241
2014	rr_AnnualReturn2014	(3.68%)
2015	rr_AnnualReturn2015	(6.11%)
2016	rr_AnnualReturn2016	1.99%
2017	rr_AnnualReturn2017	29.57%
2018	rr_AnnualReturn2018	(18.41%)
2019	rr_AnnualReturn2019	21.71%
2020	rr_AnnualReturn2020	5.44%
2021	rr_AnnualReturn2021	6.62%
2022	rr_AnnualReturn2022	(11.07%)
2023	rr_AnnualReturn2023	24.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.74%)
1 Year	rr_AverageAnnualReturnYear01	24.77%
5 Years	rr_AverageAnnualReturnYear05	8.71%
10 Years	rr_AverageAnnualReturnYear10	4.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Transaction Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.80%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.20%
1 Year	rr_ExpenseExampleYear01	$ 122
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	$ 1,528
1 Year	rr_AverageAnnualReturnYear01	24.42%
5 Years	rr_AverageAnnualReturnYear05	8.44%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Fund Returns After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	24.19%
5 Years	rr_AverageAnnualReturnYear05	8.32%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Since Inception	rr_AverageAnnualReturnSinceInception	5.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | Fund Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.44%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | MSCI ACWI ex USA Index (Gross) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.21%
5 Years	rr_AverageAnnualReturnYear05	7.60%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
Causeway International Opportunities Fund | MSCI ACWI ex USA Index (Net) (reflects deduction for withholding taxes but not for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.62%	[2]
5 Years	rr_AverageAnnualReturnYear05	7.08%	[2]
10 Years	rr_AverageAnnualReturnYear10	3.83%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009	[2]

[1]
Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, tax reclaim-related fees and expenses, and extraordinary expenses) from exceeding 0.95% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2025 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.

[2]
Effective the date of this Prospectus, the Fund’s benchmark changed from the MSCI ACWI ex USA Index (Gross) to the MSCI ACWI ex USA Index (Net). The MSCI ACWI ex USA Index (Gross) is calculated to reflect reinvestment of distributions without any deductions for tax withholdings on such distributions. The MSCI ACWI ex USA Index (Net) is calculated to reflect reinvestment of distributions after accounting for tax withholdings on such distributions by applying a maximum assumed tax withholding rate. The Fund believes “net” benchmarks are regularly used by other registered investment companies and generally better align with the tax impact on the Fund’s foreign security holdings.